ALLOWANCE FOR EXPECTED CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of allowance for expected credit losses [Abstract]
Disclosure of Detailed Information about Significant Increase in Credit Risk
SICR triggers for key Retail portfolios

Origination grade	1	2	3	4	5	6	7
Mortgages SICR grade	5	5	6	7	8	9	10
Credit cards, loans and overdrafts SICR grade	4	5	6	7	8	9	10

RMS grade	1	2	3	4	5	6	7	8	9	10	11	12	13	14
PD boundary %[1]	0.10	0.40	0.80	1.20	2.50	4.50	7.50	10.00	14.00	20.00	30.00	45.00	99.99	100.00
1    Probability-weighted annualised lifetime probability of default.

Disclosure of Detailed Information about Total Impact on ECL per Scenario

At 31 December 2022	2022%	2023%	2024%	2025%	2026%	2022 to 2026 average %	Start to peak[1] %	Start to trough[1] %
Upside
Gross domestic product	4.1	0.1	1.1	1.7	2.1	1.8	6.5	0.4
Unemployment rate	3.5	2.8	3.0	3.3	3.4	3.2	3.8	2.8
House price growth	2.4	(2.8)	6.5	9.0	8.0	4.5	24.8	(1.1)
Commercial real estate price growth	(9.4)	8.5	3.5	2.6	2.3	1.3	7.2	(9.4)
UK Bank Rate	1.94	4.95	4.98	4.63	4.58	4.22	5.39	0.75
CPI inflation	9.0	8.3	4.2	3.3	3.0	5.5	10.7	2.9
Base case
Gross domestic product	4.0	(1.2)	0.5	1.6	2.1	1.4	4.3	(1.1)
Unemployment rate	3.7	4.5	5.1	5.3	5.1	4.8	5.3	3.6
House price growth	2.0	(6.9)	(1.2)	2.9	4.4	0.2	6.4	(6.3)
Commercial real estate price growth	(11.8)	(3.3)	0.9	2.8	3.1	(1.8)	7.2	(14.8)
UK Bank Rate	1.94	4.00	3.38	3.00	3.00	3.06	4.00	0.75
CPI inflation	9.0	8.3	3.7	2.3	1.7	5.0	10.7	1.6
Downside
Gross domestic product	3.9	(3.0)	(0.5)	1.4	2.1	0.8	1.2	(3.6)
Unemployment rate	3.8	6.3	7.5	7.6	7.2	6.5	7.7	3.6
House price growth	1.6	(11.1)	(9.8)	(5.6)	(1.5)	(5.4)	6.4	(24.3)
Commercial real estate price growth	(13.9)	(15.0)	(3.7)	0.4	1.4	(6.4)	7.2	(29.6)
UK Bank Rate	1.94	2.93	1.39	0.98	1.04	1.65	3.62	0.75
CPI inflation	9.0	8.2	3.3	1.3	0.3	4.4	10.7	0.2
Severe downside
Gross domestic product	3.7	(5.2)	(1.0)	1.3	2.1	0.1	0.7	(6.4)
Unemployment rate	4.1	9.0	10.7	10.4	9.7	8.8	10.7	3.6
House price growth	1.1	(14.8)	(18.0)	(11.5)	(4.2)	(9.8)	6.4	(40.1)
Commercial real estate price growth	(17.3)	(28.8)	(9.9)	(1.3)	3.2	(11.6)	7.2	(47.8)
UK Bank Rate – modelled	1.94	1.41	0.20	0.13	0.14	0.76	3.50	0.12
UK Bank Rate – adjusted[2]	2.44	7.00	4.88	3.31	3.25	4.18	7.00	0.75
CPI inflation – modelled	9.0	8.2	2.6	(0.1)	(1.6)	3.6	10.7	(1.7)
CPI inflation – adjusted[2]	9.7	14.3	9.0	4.1	1.6	7.7	14.8	1.5
Probability-weighted
Gross domestic product	4.0	(1.8)	0.2	1.5	2.1	1.2	3.4	(1.8)
Unemployment rate	3.7	5.0	5.8	5.9	5.7	5.2	5.9	3.6
House price growth	1.9	(7.7)	(3.2)	0.7	2.9	(1.2)	6.4	(9.5)
Commercial real estate price growth	(12.3)	(5.8)	(0.8)	1.6	2.3	(3.1)	7.2	(18.6)
UK Bank Rate – modelled	1.94	3.70	2.94	2.59	2.60	2.76	3.89	0.75
UK Bank Rate – adjusted[2]	1.99	4.26	3.41	2.91	2.91	3.10	4.31	0.75
CPI inflation – modelled	9.0	8.3	3.6	2.1	1.4	4.9	10.7	1.3
CPI inflation – adjusted[2]	9.1	8.9	4.3	2.5	1.7	5.3	11.0	1.6
1Since the level of property prices peaked during 2022, peak to trough declines for house price growth and commercial real estate price growth are larger than the start to trough declines over the period shown.
2The adjustment to UK Bank Rate and CPI inflation in the severe downside is considered to better reflect the risks around the Group’s base case view in an economic environment where supply shocks are the principal concern.

Base case scenario by quarter[1] At 31 December 2022	First quarter 2022%	Second quarter 2022%	Third quarter 2022%	Fourth quarter 2022%	First quarter 2023%	Second quarter 2023%	Third quarter 2023%	Fourth quarter 2023%
Gross domestic product	0.6	0.1	(0.3)	(0.4)	(0.4)	(0.4)	(0.2)	(0.1)
Unemployment rate	3.7	3.8	3.6	3.7	4.0	4.4	4.7	4.9
House price growth	11.1	12.5	9.8	2.0	(3.0)	(8.4)	(9.8)	(6.9)
Commercial real estate price growth	18.0	18.0	8.4	(11.8)	(16.9)	(19.8)	(15.9)	(3.3)
UK Bank Rate	0.75	1.25	2.25	3.50	4.00	4.00	4.00	4.00
CPI inflation	6.2	9.2	10.0	10.7	10.0	8.9	8.0	6.1
1    Gross domestic product is presented quarter-on-quarter. House price growth, commercial real estate growth and CPI inflation are presented year-on-year, i.e. from the equivalent quarter in the previous year. Unemployment rate and UK Bank Rate are presented as at the end of each quarter.

At 31 December 2021	2021%	2022%	2023%	2024%	2025%	2021 to 2025 average %	Start to peak %	Start to trough %
Upside
Gross domestic product	7.1	4.0	1.4	1.3	1.4	3.0	12.6	(1.3)
Unemployment rate	4.4	3.3	3.4	3.5	3.7	3.7	4.9	3.2
House price growth	10.1	2.6	4.9	4.7	3.6	5.1	28.5	1.2
Commercial real estate price growth	12.4	5.8	0.7	1.0	(0.6)	3.7	20.9	0.8
UK Bank Rate	0.14	1.44	1.74	1.82	2.03	1.43	2.04	0.10
CPI inflation[1]	2.6	5.9	3.3	2.6	3.3	3.5	6.5	0.6
Base case
Gross domestic product	7.1	3.7	1.5	1.3	1.3	2.9	12.3	(1.3)
Unemployment rate	4.5	4.3	4.4	4.4	4.5	4.4	4.9	4.3
House price growth	9.8	0.0	0.0	0.5	0.7	2.1	11.0	1.2
Commercial real estate price growth	10.2	(2.2)	(1.9)	0.1	0.6	1.2	10.2	0.8
UK Bank Rate	0.14	0.81	1.00	1.06	1.25	0.85	1.25	0.10
CPI inflation[1]	2.6	5.9	3.0	1.6	2.0	3.0	6.5	0.6
Downside
Gross domestic product	7.1	3.4	1.3	1.1	1.2	2.8	11.4	(1.3)
Unemployment rate	4.7	5.6	5.9	5.8	5.7	5.6	6.0	4.3
House price growth	9.2	(4.9)	(7.8)	(6.6)	(4.7)	(3.1)	9.2	(14.8)
Commercial real estate price growth	8.6	(10.1)	(7.0)	(3.4)	(0.3)	(2.6)	8.6	(12.8)
UK Bank Rate	0.14	0.45	0.52	0.55	0.69	0.47	0.71	0.10
CPI inflation[1]	2.6	5.8	2.8	1.3	1.6	2.8	6.4	0.6
Severe downside
Gross domestic product	6.8	0.9	0.4	1.0	1.4	2.1	7.6	(1.3)
Unemployment rate	4.9	7.7	8.5	8.1	7.6	7.3	8.5	4.3
House price growth	9.1	(7.3)	(13.9)	(12.5)	(8.4)	(6.9)	9.1	(30.2)
Commercial real estate price growth	5.8	(19.6)	(12.1)	(5.3)	(0.5)	(6.8)	6.9	(30.0)
UK Bank Rate	0.14	0.04	0.06	0.08	0.09	0.08	0.25	0.02
CPI inflation[1]	2.6	5.8	2.3	0.5	0.9	2.4	6.5	0.4
Probability-weighted
Gross domestic product	7.0	3.4	1.3	1.2	1.3	2.8	11.6	(1.3)
Unemployment rate	4.6	4.7	5.0	5.0	4.9	4.8	5.0	4.3
House price growth	9.6	(1.4)	(2.3)	(1.7)	(1.0)	0.6	9.6	1.2
Commercial real estate price growth	9.9	(3.9)	(3.7)	(1.2)	(0.1)	0.1	9.9	(0.3)
UK Bank Rate	0.14	0.82	0.99	1.04	1.20	0.83	1.20	0.10
CPI inflation[1]	2.6	5.9	2.9	1.7	2.2	3.1	6.5	0.6
1    For 31 December 2021 scenarios, CPI numbers were translations of modelled Retail Price Index excluding mortgage interest payments (RPIX) estimates.

Base case scenario by quarter[1] At 31 December 2021	First quarter 2021%	Second quarter 2021%	Third quarter 2021%	Fourth quarter 2021%	First quarter 2022%	Second quarter 2022%	Third quarter 2022%	Fourth quarter 2022%
Gross domestic product	(1.3)	5.4	1.1	0.4	0.1	1.5	0.5	0.3
Unemployment rate	4.9	4.7	4.3	4.3	4.4	4.3	4.3	4.3
House price growth	6.5	8.7	7.4	9.8	8.4	6.1	3.2	0.0
Commercial real estate price growth	(2.9)	3.4	7.5	10.2	8.4	5.2	0.9	(2.2)
UK Bank Rate	0.10	0.10	0.10	0.25	0.50	0.75	1.00	1.00
CPI inflation	0.6	2.1	2.8	4.9	5.3	6.5	6.3	5.3
1    Gross domestic product is presented quarter-on-quarter. House price growth, commercial real estate growth and CPI inflation are presented year-on-year, i.e. from the equivalent quarter in the previous year. Unemployment rate and UK Bank Rate are presented as at the end of each quarter.

Disclosure of Detailed Information about ECL Sensitivity to Economic Assumptions
The table below shows the Group’s ECL for the probability-weighted, upside, base case, downside and severe downside scenarios, with the severe downside scenario incorporating adjustments made to CPI inflation and UK Bank Rate paths. The stage allocation for an asset is based on the overall scenario probability-weighted PD and hence the staging of assets is constant across all the scenarios. In each economic scenario the ECL for individual assessments and post-model adjustments is typically held constant reflecting the basis on which they are evaluated. For 31 December 2022, however, post-model adjustments in Commercial Banking have been apportioned across the scenarios to better reflect the sensitivity of these adjustments to each scenario. Judgements applied through changes to model inputs are reflected in the scenario ECL sensitivities. The probability-weighted view shows the extent to which a higher ECL allowance has been recognised to take account of multiple economic scenarios relative to the base case; the uplift being £668 million compared to £221 million at 31 December 2021.

	At 31 December 2022					At 31 December 2021[1]
	Probability- weighted £m	Upside £m	Base case £m	Downside £m	Severe downside £m	Probability- weighted £m	Upside £m	Base case £m	Downside £m	Severe downside £m
UK mortgages	1,209	514	790	1,434	3,874	837	637	723	967	1,386
Credit cards	763	596	727	828	1,180	521	442	500	569	672
Other Retail	1,016	907	992	1,056	1,290	825	760	811	863	950
Commercial Banking	1,807	1,434	1,618	1,953	3,059	1,416	1,281	1,343	1,486	1,833
Other	1	1	1	2	2	401	401	402	401	400
ECL allowance	4,796	3,452	4,128	5,273	9,405	4,000	3,521	3,779	4,286	5,241
1Reflects the new organisation structure, with Business Banking and Commercial Cards moving from Retail to Commercial Banking and Wealth from Other to Retail; comparatives have been presented on a consistent basis.
The table below shows the Group’s ECL for the upside, base case, downside and severe downside scenarios, with staging of assets based on each specific scenario probability of default. ECL applied through individual assessments and the majority of post-model adjustments are reported flat against each economic scenario, reflecting the basis on which they are evaluated. A probability-weighted scenario is not shown as this does not reflect the basis on which ECL is reported. Comparing the probability-weighted ECL in the table above to the base case ECL with base case scenario specific staging, as shown in the table below, results in an uplift of £791 million compared to £228 million at 31 December 2021.

	At 31 December 2022				At 31 December 2021[1]
	Upside £m	Base case £m	Downside £m	Severe downside £m	Upside £m	Base case £m	Downside £m	Severe downside £m
UK mortgages	469	734	1,344	7,848	636	722	973	1,448
Credit cards	563	719	842	1,320	434	500	583	707
Other Retail	886	984	1,059	1,450	754	808	868	973
Commercial Banking	1,403	1,567	2,046	4,672	1,278	1,342	1,500	2,085
Other	1	1	2	2	400	400	400	400
ECL allowance	3,322	4,005	5,293	15,292	3,502	3,772	4,324	5,613
1Reflects the new organisation structure, with Business Banking and Commercial Cards moving from Retail to Commercial Banking and Wealth from Other to Retail; comparatives have been presented on a consistent basis.
The table below shows the impact on the Group’s ECL resulting from a 1 percentage point (pp) increase or decrease in the UK unemployment rate. The increase or decrease is presented based on the adjustment phased evenly over the first ten quarters of the base case scenario. An immediate increase or decrease would drive a more material ECL impact as it would be fully reflected in both 12-month and lifetime PDs.

	At 31 December 2022		At 31 December 2021[1]
	1pp increase in unemployment £m	1pp decrease in unemployment £m	1pp increase in unemployment £m	1pp decrease in unemployment £m
UK mortgages	26	(21)	23	(18)
Credit cards	41	(41)	20	(20)
Other Retail	25	(25)	14	(14)
Commercial Banking	99	(90)	49	(42)
Other	–	–	1	(1)
ECL impact	191	(177)	107	(95)
1Reflects the new organisation structure, with Business Banking and Commercial Cards moving from Retail to Commercial Banking and Wealth from Other to Retail; comparatives have been presented on a consistent basis.
The table below shows the impact on the Group’s ECL in respect of UK mortgages of an increase or decrease in loss given default for a 10 percentage point (pp) increase or decrease in the UK House Price Index (HPI). The increase or decrease is presented based on the adjustment phased evenly over the first ten quarters of the base case scenario.

	At 31 December 2022		At 31 December 2021
	10pp increase in HPI	10pp decrease in HPI	10pp increase in HPI	10pp decrease in HPI
ECL impact, £m	(225)	370	(112)	162
The table below analyses total ECL allowance by portfolio, separately identifying the amounts that have been modelled, those that have been individually assessed and those arising through the application of management judgement.

			Judgements due to:
	Modelled ECL £m	Individually assessed £m	COVID-19[1] £m	Inflationary risk £m	Other £m	Total ECL £m
At 31 December 2022
UK mortgages	946	–	–	49	214	1,209
Credit cards	698	–	–	93	(28)	763
Other Retail	903	–	1	53	59	1,016
Commercial Banking	910	1,008	–	–	(111)	1,807
Other	1	–	–	–	–	1
Total	3,458	1,008	1	195	134	4,796
At 31 December 2021
UK mortgages	292	–	67	52	426	837
Credit cards	436	–	94	–	(9)	521
Other Retail[2]	757	–	18	–	50	825
Commercial Banking[2]	331	905	194	–	(14)	1,416
Other[2]	1	–	400	–	–	401
Total	1,817	905	773	52	453	4,000
1    Judgements introduced to address the impact that COVID-19 and resulting interventions have had on the Group’s economic outlook and observed loss experience, which have required additional model limitations to be addressed.
2    Reflects the new organisation structure, with Business Banking and Commercial Cards moving from Retail to Commercial Banking and Wealth from Other to Retail; comparatives have been presented on a consistent basis.